Commitments and Contingencies (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,586,022	$ 2,676,894
Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,574,259	2,645,245
Within 1 year [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	87,850	108,695
Within 1 year [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	76,086	77,046
2-5 years [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	228,259	231,138
2-5 years [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	228,259	231,138
Thereafter [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,269,913	2,337,061
Thereafter [Member] | Office [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 2,269,913	$ 2,337,061